Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
BALANCE at Dec. 31, 2018		$ 126,146,996	[1]	$ 15,782,904	$ 14,044,269	$ (170,935,437)	$ 23,218,159	$ 9,347,036	$ 17,603,927
Balance, shares at Dec. 31, 2018	[1]	6,960,027
Shares issued for service		$ 110,160	[1]						110,160
Shares issued for services, shares	[1]	40,000
Non-employee Stock options and warrants issued for service			[1]	59,462					59,462
Beneficial conversion feature on convertible note (Note 13)			[1]	113,526					113,526
Issuance of detachable warrant along with convertible note (Note 13)			[1]	11,126					11,126
Net loss for the year			[1]			(3,582,332)		(11,929)	(3,594,261)
Foreign currency translation gain			[1]				(195,314)	5,444	(189,870)
Employee Stock Incentive- stock option (Note 16)			[1]	494,315					494,315
BALANCE at Dec. 31, 2019		$ 126,257,156	[1]	16,461,333	14,044,269	(174,517,769)	23,022,845	9,340,551	$ 14,608,385
Balance, shares at Dec. 31, 2019	[1]	7,000,027
Shares issued for services, shares									32,887
Net loss for the year			[1]			(17,694,775)		(636,433)	$ (18,331,208)
Foreign currency translation gain			[1]				589,568	(63,247)	526,321
Stock-based payment for consulting fee (Note 19)		$ 327,674	[1]	84,586					412,260
Stock-based payment for consulting fee (Note 19), shares	[1]	104,887
Exercise of non-employee warrants		$ 74,539	[1]	(74,539)
Exercise of non-employee warrants, shares	[1]	18,144
Exercise of Employee Stock Options (Note 16)		$ 1,305,577	[1]	(1,305,577)
Exercise of Employee Stock Options (Note 16), shares	[1]	72,414
Conversion of convertible notes (Note 16)		$ 2,065,693	[1]	(217,360)					1,848,333
Conversion of convertible notes (Note 16), shares	[1]	767,527
Insurance of ordinary shares for financing (Note 19)		$ 1,151,738	[1]						1,151,738
Insurance of ordinary shares for financing (Note 19), shares	[1]	507,936
Detachable warrant and beneficial conversion feature in connection with Convertible note (Note 13)			[1]	462,280					462,280
Round-up of fractional shares in connection with 6-for-1 reverse stock split			[1]
Round-up of fractional shares in connection with 6-for-1 reverse stock split, shares	[1]	2,911
Employee stock incentive (Note 19)		$ 65,410	[1]	232,681					298,091
Employee stock incentive (Note 19), shares	[1]	13,110
BALANCE at Dec. 31, 2020		$ 131,247,787	[1]	15,643,404	14,044,269	(192,212,544)	23,612,413	8,640,871	976,200
Balance, shares at Dec. 31, 2020	[1]	8,486,956
Net loss for the year			[1]			(9,924,859)			(9,924,859)
Foreign currency translation gain			[1]				187,886	(37,777)	150,109
Stock-based payment for consulting fee (Note 19)		$ 187,390	[1]	72,706					260,096
Stock-based payment for consulting fee (Note 19), shares	[1]	62,000
Conversion of convertible notes (Note 16)		$ 1,739,768	[1]	(205,810)					1,533,958
Conversion of convertible notes (Note 16), shares	[1]	598,034
Insurance of ordinary shares for financing (Note 19)		$ 17,894,609	[1]						17,894,609
Insurance of ordinary shares for financing (Note 19), shares	[1]	4,340,740
Employee stock incentive (Note 19)		$ 2,792,000	[1]						2,792,000
Employee stock incentive (Note 19), shares	[1]	200,000
Stock-based Compensation (Note 19)			[1]	158,070					158,070
Dissolve of variable interest entity and ordinary shares issued for acquisition of a wholly owned subsidiary		$ 1,800,000	[1]	6,778,713				(8,603,094)	(24,381)
Dissolve of variable interest entity and common stock issued for acquisition of a wholly owned subsidiary, shares	[1]	612,245
Ordinary shares issued for business acquisition		$ 5,436,456	[1]						5,436,456
Ordinary shares issued for business acquisition, shares	[1]	1,213,630
Minority shareholders’ contribution			[1]					(1,759)	(1,759)
BALANCE at Dec. 31, 2021		$ 161,098,010	[1]	$ 22,447,083	$ 14,044,269	$ (202,137,403)	$ 23,800,299	$ (1,759)	$ 19,250,499
Balance, shares at Dec. 31, 2021	[1]	15,513,605

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.